Segment information (Operating segment) (Details) - segment	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Number of operating segments	1
Customer Concentration Risk | Contract Revenues
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	100.00%	100.00%	100.00%
Customer Concentration Risk | Contract Revenues | BP
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	42.00%	44.80%	41.50%
Customer Concentration Risk | Contract Revenues | ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	22.00%	29.50%	26.40%
Customer Concentration Risk | Contract Revenues | Hibernia
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	15.10%	2.60%	0.00%
Customer Concentration Risk | Contract Revenues | Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	13.00%	13.50%	17.40%
Customer Concentration Risk | Contract Revenues | Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	5.40%	8.50%	14.70%
Customer Concentration Risk | Contract Revenues | Other
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	2.50%	1.10%	0.00%